Consolidated Statements of Changes in Equity - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Reserve for warrants [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance, amount at Aug. 31, 2016	$ 122,380,723	$ 1,066,863	$ 941,037		$ (90,600,819)	$ 33,787,804	$ 1,368,679	$ 35,156,483
Balance, number (in shares) at Aug. 31, 2016	109,068,492
Statement Line Items [Line Items]
Issued for private placement, net of issuance costs	$ 5,589,501					5,589,501		5,589,501
Issued for private placement, net of issuance costs (in shares)	7,197,543
Warrants issued on private placement	$ (6,592,000)					(6,592,000)		(6,592,000)
Agent warrants issued on private placement	(92,000)		92,000
Issued pursuant to Restricted Share Unit ("RSU") Plan	$ 1,040,990	(1,040,990)
Issued pursuant to Restricted Share Unit ("RSU") Plan (in shares)	695,991
Shares issued for interest on gold loans and convertible loans	$ 542,447					542,447		542,447
Shares issued for interest on gold loans and convertible loans (in shares)	814,089
Issued for settlement of leases	$ 288,747					288,747
Issued for settlement of leases (in shares)	458,329
Issued for settlement of amounts due to related parties	$ 131,998					131,998		131,998
Issued for settlement of amounts due to related parties (in shares)	187,321
Issued for settlement of convertible loans	$ 49,166					49,166		49,166
Issued for settlement of convertible loans (in shares)	83,333
Shares issued as financing fee for convertible loans	$ 92,805					92,805		92,805
Shares issued as financing fee for convertible loans (in shares)	132,577
Stock options exercised	$ 1,742,000					1,742,000		1,742,000
Stock options exercised (in Shares)	3,146,944
Conversion component of convertible loans		625,000				625,000		625,000
Reversal of warrant liability upon change of functional currency to USD			215,000			215,000		215,000
Reversal of derivative in gold bullion loans upon change of functional currency to USD		5,051,000				5,051,000		5,051,000
Reversal of derivative in gold convertible loans upon change of functional currency to USD		108,000				108,000		108,000
Share based compensation - RSU		262,929				262,929		262,929
Share based compensation - Stock options		1,725,000				1,725,000		1,725,000
RSU shares forfeited		(123,569)				(123,569)		(123,569)
Exchange on translation of foreign subsidiaries				(2,176,352)		(2,176,352)		(2,176,352)
Total comprehensive loss for the year					(5,965,758)	(5,965,758)	(468,354)	(6,434,112)
Balance, amount at Aug. 31, 2017	$ 125,174,377	7,674,233	1,248,037	(2,176,352)	(96,566,577)	35,353,718	900,325	36,254,043
Balance, number (in shares) at Aug. 31, 2017	121,784,619
Statement Line Items [Line Items]
Issued pursuant to Restricted Share Unit ("RSU") Plan	$ 188,722	(188,722)
Issued pursuant to Restricted Share Unit ("RSU") Plan (in shares)	385,147							385,147
Shares issued for interest on gold loans and convertible loans	$ 612,900					612,900		$ 612,900
Shares issued for interest on gold loans and convertible loans (in shares)	1,172,128
Issued for settlement of leases						234,752		792,381
Issued for settlement of convertible loans	$ 792,381					792,381		792,381
Issued for settlement of convertible loans (in shares)	1,354,405
Shares issued as financing fee for convertible loans	$ 234,752
Shares issued as financing fee for convertible loans (in shares)	466,504
Exercise of warrants
Conversion component of convertible loans		310,000				310,000		310,000
Share based compensation - RSU		49,981				49,981		49,981
Share based compensation - Stock options		1,614,000				1,614,000		1,614,000
RSU shares forfeited		(65,098)				(65,098)		(65,098)
Exchange on translation of foreign subsidiaries				1,420,443		1,420,443		1,420,443
Total comprehensive loss for the year					(6,697,382)	(6,697,382)	(200,015)	(6,897,397)
Balance, amount at Aug. 31, 2018	$ 127,003,132	9,394,394	1,248,037	(755,909)	(103,263,959)	33,625,695	700,310	34,326,005
Balance, number (in shares) at Aug. 31, 2018	125,162,803
Statement Line Items [Line Items]
Issued for private placement, net of issuance costs	$ 8,911,230					8,911,230		8,911,230
Issued for private placement, net of issuance costs (in shares)	13,435,503
Issued pursuant to Restricted Share Unit ("RSU") Plan
Shares issued for interest on gold loans and convertible loans	$ 699,651					699,651		699,651
Shares issued for interest on gold loans and convertible loans (in shares)	1,836,229
Issued for settlement of leases	$ 2,781,473					2,781,473		2,781,473
Issued for settlement of leases (in shares)	7,789,895
Shares issued as financing fee for convertible loans	$ 581,181					581,181		581,181
Shares issued as financing fee for convertible loans (in shares)	686,446
Transfer of conversion component on conversion of convertible loans	$ 1,402,631	(1,402,631)
Stock options exercised	$ 26,333					26,333		26,333
Stock options exercised (in Shares)	63,333
Transfer of reserve on exercise of stock options	$ 27,722	(27,722)
Issued in trust for legal appeal	$ 603,556					603,556		603,556
Issued in trust for legal appeal (in Shares)	1,332,222
Exercise of warrants	$ 215,000		(215,000)
Exercise of warrants (in shares)	85,127
Conversion component of convertible loans		174,000				174,000		174,000
Share based compensation - RSU
Share based compensation - Stock options		236,000				236,000		236,000
RSU shares forfeited
Exchange on translation of foreign subsidiaries				641,879		641,879		641,879
Total comprehensive loss for the year					(29,198,724)	(29,198,724)	(118,793)	(29,317,517)
Balance, amount at Aug. 31, 2019	$ 142,251,909	$ 8,374,041	$ 1,033,037	$ (114,030)	$ (132,462,683)	$ 19,082,274	$ 581,517	$ 19,663,791
Balance, number (in shares) at Aug. 31, 2019	150,391,558